ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 2,813	$ 3,089
Less: Allowance for credit losses	(533)	(1,106)	$ (1,086)
Accounts receivable, net	$ 2,280	$ 1,983